Deferred income tax assets and liabilities - Deferred tax recoverable (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	€ 30,592	€ 12,349	€ 10,864
Deferred tax liabilities	19,582	34,564	49,376
Deferred tax assets to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	29,203	7,690	8,423
Deferred tax liabilities	16,646	33,672	48,317
Expiry within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	1,389	4,659	2,441
Deferred tax liabilities	€ 2,936	€ 892	€ 1,059